Equity dividends (Tables)	12 Months Ended
Mar. 31, 2025
Equity dividends.
Schedule of dividends declared and proposed

	2025 €m	2024 € m	2023 € m

Declared during the financial year

Final dividend for the year ended 31 March 2024: 4.50 eurocents per share

(2023: 4.50 eurocents per share, 2022: 4.50 eurocents per share)	1,212	1,215	1,265

Interim dividend for the year ended 31 March 2025: 2.25 eurocents per share

(2024: 4.50 eurocents per share, 2023: 4.50 eurocents per share)	583	1,218	1,237

	1,795	2,433	2,502

Proposed after the end of the year and not recognised as a liability

Final dividend for the year ended 31 March 2025: 2.25 eurocents per share

(2024: 4.50 eurocents per share, 2023: 4.50 eurocents per share)	558	1,219	1,215